UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-09057


                             Scudder Investors Trust
                             -----------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  08/31
                          -----

Date of reporting period:  11/30/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule
30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The
Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington,
DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder S&P 500 Stock Fund
Investment Portfolio as of November 30, 2004 (Unaudited)
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                                                                                  Shares                                  Value ($)
                                                                      -------------------------------------------------------------

Common Stocks 97.7%
Consumer Discretionary 11.2%
Auto Components 0.2%
Cooper Tire & Rubber Co.                                                             901                                    18,398
Dana Corp.                                                                         1,713                                    28,008
Delphi Corp.                                                                       6,581                                    59,229
Goodyear Tire & Rubber Co.*                                                        2,601                                    32,825
Johnson Controls, Inc.                                                             2,128                                   130,659
Visteon Corp.                                                                      1,581                                    13,375
                                                                                                                      ------------
                                                                                                                           282,494

Automobiles 0.6%
Ford Motor Co.                                                                    22,055                                   312,740
General Motors Corp.                                                               6,593                                   254,424
Harley-Davidson, Inc.                                                              3,485                                   201,502
                                                                                                                      ------------
                                                                                                                           768,666

Distributors 0.1%
Genuine Parts Co.                                                                  1,986                                    86,212
                                                                                                                      ------------
Hotels Restaurants & Leisure 1.5%
Carnival Corp.                                                                     7,630                                   404,466
Darden Restaurants, Inc.                                                           1,887                                    51,440
Harrah's Entertainment, Inc.                                                       1,307                                    80,250
Hilton Hotels Corp.                                                                4,513                                    93,238
International Game Technology                                                      4,060                                   143,521
Marriott International, Inc. "A"                                                   2,694                                   153,154
McDonald's Corp.                                                                  14,579                                   448,158
Starbucks Corp.*                                                                   4,595                                   258,515
Starwood Hotels & Resorts Worldwide, Inc.                                          2,313                                   120,947
Wendy's International, Inc.                                                        1,324                                    47,227
YUM! Brands, Inc.                                                                  3,389                                   153,861
                                                                                                                      ------------
                                                                                                                         1,954,777

Household Durables 0.5%
Black & Decker Corp.                                                                 951                                    79,969
Centex Corp.                                                                       1,442                                    75,662
Fortune Brands, Inc.                                                               1,681                                   131,925
KB Home                                                                              506                                    44,472
Leggett & Platt, Inc.                                                              2,181                                    65,103
Maytag Corp.                                                                         916                                    18,412
Newell Rubbermaid, Inc.                                                            3,275                                    75,587
Pulte Homes, Inc.                                                                  1,460                                    80,679
Snap-On, Inc.                                                                        625                                    19,756
The Stanley Works                                                                  1,039                                    48,584
Whirlpool Corp.                                                                      792                                    51,124
                                                                                                                      ------------
                                                                                                                           691,273

Internet & Catalog Retail 0.7%
eBay, Inc.*                                                                        7,672                                   862,716
                                                                                                                      ------------
Leisure Equipment & Products 0.2%
Brunswick Corp.                                                                    1,115                                    54,434
Eastman Kodak Co.                                                                  3,307                                   108,172
Hasbro, Inc.                                                                       1,992                                    37,908
Mattel, Inc.                                                                       4,956                                    93,916
                                                                                                                      ------------
                                                                                                                           294,430

Media 3.5%
Clear Channel Communications, Inc.                                                 7,174                                   241,620
Comcast Corp. "A"*                                                                26,003                                   781,130
Dow Jones & Co., Inc.                                                                985                                    42,109
Gannett Co., Inc.                                                                  3,139                                   258,936
Interpublic Group of Companies, Inc.*                                              4,897                                    60,772
Knight-Ridder, Inc.                                                                  966                                    65,775
McGraw-Hill Companies, Inc.                                                        2,175                                   190,813
Meredith Corp.                                                                       544                                    28,680
New York Times Co. "A"                                                             1,725                                    70,725
Omnicom Group, Inc.                                                                2,160                                   174,960
Time Warner, Inc.*                                                                52,959                                   937,904
Tribune Co.                                                                        3,879                                   168,232
Univision Communications, Inc. "A"*                                                3,713                                   111,761
Viacom, Inc. "B"                                                                  20,064                                   696,221
Walt Disney Co.                                                                   23,699                                   637,029
                                                                                                                      ------------
                                                                                                                         4,466,667

Multiline Retail 1.1%
Big Lots, Inc.*                                                                    1,368                                    15,869
Dillard's, Inc. "A"                                                                1,014                                    25,533
Dollar General Corp.                                                               3,854                                    76,116
Family Dollar Stores, Inc.                                                         1,966                                    57,604
Federated Department Stores, Inc.                                                  2,060                                   112,888
J.C. Penny Co., Inc.                                                               3,260                                   125,836
Kohl's Corp.*                                                                      3,986                                   183,994
Nordstrom, Inc.                                                                    1,590                                    69,562
Sears, Roebuck & Co.                                                               2,517                                   130,960
Target Corp.                                                                      10,581                                   541,959
The May Department Stores Co.                                                      3,429                                    96,423
                                                                                                                      ------------
                                                                                                                         1,436,744

Specialty Retail 2.4%
AutoNation, Inc.*                                                                  3,200                                    59,264
AutoZone, Inc.*                                                                    1,046                                    89,538
Bed Bath & Beyond, Inc.*                                                           3,535                                   141,146
Best Buy Co., Inc.                                                                 3,720                                   209,734
Circuit City Stores, Inc.                                                          2,383                                    37,151
Home Depot, Inc.                                                                  25,755                                 1,075,271
Limited Brands                                                                     4,701                                   114,892
Lowe's Companies, Inc.                                                             9,125                                   504,886
Office Depot, Inc.*                                                                3,567                                    58,499
OfficeMax, Inc.                                                                    1,046                                    31,662
RadioShack Corp.                                                                   1,879                                    59,320
Sherwin-Williams Co.                                                               1,680                                    74,928
Staples, Inc.                                                                      5,814                                   185,525
The Gap, Inc.                                                                     10,512                                   229,687
Tiffany & Co.                                                                      1,690                                    51,714
TJX Companies, Inc.                                                                5,756                                   135,496
Toys "R" Us, Inc.*                                                                 2,414                                    46,687
                                                                                                                      ------------
                                                                                                                         3,105,400

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.*                                                                       2,200                                   109,648
Jones Apparel Group, Inc.                                                          1,470                                    52,229
Liz Claiborne, Inc.                                                                1,283                                    52,693
NIKE, Inc. "B"                                                                     3,053                                   258,467
Reebok International Ltd.                                                            638                                    24,806
VF Corp.                                                                           1,272                                    68,675
                                                                                                                      ------------
                                                                                                                           566,518

Consumer Staples 10.2%
Beverages 2.2%
Adolph Coors Co. "B"                                                                 395                                    29,586
Anheuser-Busch Companies, Inc.                                                     9,333                                   467,490
Brown-Forman Corp. "B"                                                             1,416                                    67,996
Coca-Cola Co.                                                                     28,310                                 1,112,866
Coca-Cola Enterprises, Inc.                                                        5,275                                   109,720
Pepsi Bottling Group, Inc.                                                         3,015                                    84,480
PepsiCo, Inc.                                                                     19,741                                   985,273
                                                                                                                      ------------
                                                                                                                         2,857,411

Food & Drug Retailing 3.2%
Albertsons, Inc.                                                                   4,278                                   108,233
Costco Wholesale Corp.                                                             5,566                                   270,507
CVS Corp.                                                                          4,597                                   208,566
Kroger Co.*                                                                        8,677                                   140,394
Safeway, Inc.*                                                                     5,095                                    98,232
SUPERVALU, Inc.                                                                    1,557                                    49,186
Sysco Corp.                                                                        7,490                                   260,277
Wal-Mart Stores, Inc.                                                             49,215                                 2,562,133
Walgreen Co.                                                                      11,911                                   454,762
Winn-Dixie Stores, Inc.                                                            1,637                                     6,548
                                                                                                                      ------------
                                                                                                                         4,158,838

Food Products 1.2%
Archer-Daniels-Midland Co.                                                         7,625                                   161,650
Campbell Soup Co.                                                                  4,757                                   135,717
ConAgra Foods, Inc.                                                                6,221                                   168,278
General Mills, Inc.                                                                4,364                                   198,518
H.J. Heinz Co.                                                                     4,017                                   149,272
Hershey Foods Corp.                                                                3,022                                   156,540
Kellogg Co.                                                                        4,771                                   208,493
McCormick & Co, Inc.                                                               1,589                                    57,919
Sara Lee Corp.                                                                     9,277                                   217,824
William Wrigley Jr. Co.                                                            2,638                                   181,494
                                                                                                                      ------------
                                                                                                                         1,635,705

Household Products 1.8%
Clorox Co.                                                                         1,767                                    97,397
Colgate-Palmolive Co.                                                              6,274                                   288,541
Kimberly-Clark Corp.                                                               5,837                                   371,292
Procter & Gamble Co.                                                              29,491                                 1,577,179
                                                                                                                      ------------
                                                                                                                         2,334,409

Personal Products 0.6%
Alberto-Culver Co. "B"                                                             1,076                                    49,819
Avon Products, Inc.                                                                5,404                                   202,866
Gillette Co.                                                                      11,717                                   509,572
                                                                                                                      ------------
                                                                                                                           762,257

Tobacco 1.2%
Altria Group, Inc.                                                                23,901                                 1,374,069
Reynolds American, Inc.                                                            1,836                                   138,857
UST, Inc.                                                                          1,778                                    78,285
                                                                                                                      ------------
                                                                                                                         1,591,211

Energy 7.3%
Energy Equipment & Services 1.0%
Baker Hughes, Inc.                                                                 3,930                                   174,217
BJ Services Co.                                                                    1,826                                    92,524
Halliburton Co.                                                                    5,049                                   208,776
Nabors Industries Ltd.*                                                            1,689                                    87,828
Noble Corp.*                                                                       1,556                                    75,388
Rowan Companies, Inc.*                                                             1,229                                    31,831
Schlumberger Ltd.                                                                  7,168                                   470,436
Transocean, Inc.*                                                                  3,768                                   151,737
                                                                                                                      ------------
                                                                                                                         1,292,737

Oil & Gas 6.3%
Amerada Hess Corp.                                                                 1,004                                    89,205
Anadarko Petroleum Corp.                                                           2,930                                   203,928
Apache Corp.                                                                       3,712                                   200,671
Ashland, Inc.                                                                        754                                    44,599
Burlington Resources, Inc.                                                         4,596                                   213,300
ChevronTexaco Corp.                                                               24,994                                 1,364,672
ConocoPhillips                                                                     8,217                                   747,665
Devon Energy Corp.                                                                 5,442                                   225,408
El Paso Corp.                                                                      7,549                                    78,812
EOG Resources, Inc.                                                                1,391                                   104,422
ExxonMobil Corp.                                                                  75,466                                 3,867,632
Kerr-McGee Corp.                                                                   1,731                                   107,720
Kinder Morgan, Inc.                                                                1,447                                   100,277
Marathon Oil Corp.                                                                 3,889                                   153,382
Occidental Petroleum Corp.                                                         4,584                                   276,003
Sunoco, Inc.                                                                         837                                    69,103
Unocal Corp.                                                                       3,089                                   142,218
Valero Energy Corp.                                                                3,000                                   140,370
Williams Companies, Inc.                                                           6,149                                   102,504
                                                                                                                      ------------
                                                                                                                         8,231,891

Financials 20.0%
Banks 6.3%
AmSouth Bancorp.                                                                   4,206                                   109,062
Bank of America Corp.                                                             47,300                                 2,188,571
BB&T Corp.                                                                         6,474                                   274,821
Comerica, Inc.                                                                     2,034                                   125,091
Fifth Third Bancorp.                                                               6,525                                   328,599
First Horizon National Corp.                                                       1,500                                    65,550
Huntington Bancshares, Inc.                                                        2,687                                    65,187
KeyCorp.                                                                           4,965                                   165,285
M&T Bank Corp.                                                                     1,400                                   147,574
Marshall & Ilsley Corp.                                                            2,668                                   111,229
National City Corp.                                                                7,891                                   292,598
North Fork Bancorp., Inc.                                                          5,400                                   155,520
PNC Financial Services Group                                                       3,306                                   179,846
Regions Financial Corp.                                                            5,204                                   182,088
Sovereign Bancorp, Inc.                                                            3,503                                    76,541
SunTrust Banks, Inc.                                                               4,159                                   296,537
Synovus Financial Corp.                                                            3,573                                    96,471
US Bancorp.                                                                       22,214                                   658,201
Wachovia Corp.                                                                    19,065                                   986,592
Washington Mutual, Inc.                                                           10,438                                   424,931
Wells Fargo & Co.                                                                 19,544                                 1,207,233
Zions Bancorp.                                                                     1,129                                    75,078
                                                                                                                      ------------
                                                                                                                         8,212,605

Capital Markets 2.7%
Bank of New York Co., Inc.                                                         8,989                                   295,828
Bear Stearns Companies, Inc.                                                       1,224                                   119,438
Charles Schwab Corp.                                                              15,807                                   170,399
E*TRADE Financial Corp.*                                                           4,368                                    60,541
Federated Investors, Inc "B"                                                       1,278                                    37,599
Franklin Resources, Inc.                                                           2,904                                   190,590
Goldman Sachs Group, Inc.                                                          5,540                                   580,370
Janus Capital Group, Inc.                                                          2,809                                    46,489
Lehman Brothers Holdings, Inc.                                                     3,306                                   276,977
Mellon Financial Corp.                                                             5,064                                   147,970
Merrill Lynch & Co., Inc.                                                         10,899                                   607,183
Morgan Stanley                                                                    12,792                                   649,194
Northern Trust Corp.                                                               2,056                                    96,714
State Street Corp.                                                                 3,926                                   174,943
T. Rowe Price Group, Inc.                                                          1,464                                    86,610
                                                                                                                      ------------
                                                                                                                         3,540,845

Consumer Finance 1.4%
American Express Co.                                                              14,845                                   827,015
Capital One Financial Corp.                                                        2,703                                   212,402
MBNA Corp.                                                                        14,852                                   394,469
Providian Financial Corp.*                                                         3,446                                    55,308
SLM Corp.                                                                          5,261                                   269,205
                                                                                                                      ------------
                                                                                                                         1,758,399

Diversified Financial Services 5.0%
CIT Group, Inc.                                                                    2,400                                   102,600
Citigroup, Inc.                                                                   60,029                                 2,686,298
Countrywide Financial Corp.                                                        6,388                                   212,145
Fannie Mae                                                                        11,234                                   771,776
Freddie Mac                                                                        8,064                                   550,449
Golden West Financial Corp.                                                        1,747                                   208,312
JPMorgan Chase & Co.                                                              41,376                                 1,557,806
MGIC Investment Corp.                                                              1,172                                    79,696
Moody's Corp.                                                                      1,713                                   138,325
Principal Financial Group, Inc.                                                    3,678                                   138,587
                                                                                                                      ------------
                                                                                                                         6,445,994

Insurance 4.1%
ACE Ltd.                                                                           3,300                                   133,386
AFLAC, Inc.                                                                        5,960                                   224,215
Allstate Corp.                                                                     8,228                                   415,514
Ambac Financial Group, Inc.                                                        1,211                                    98,491
American International Group, Inc.                                                30,285                                 1,918,555
Aon Corp.                                                                          3,642                                    76,919
Chubb Corp.                                                                        2,188                                   166,747
Cincinnati Financial Corp.                                                         1,950                                    87,360
Hartford Financial Services Group, Inc.                                            3,359                                   214,976
Jefferson-Pilot Corp.                                                              1,629                                    80,130
Lincoln National Corp.                                                             2,030                                    93,421
Loews Corp.                                                                        2,119                                   148,139
Marsh & McLennan Companies, Inc.                                                   6,131                                   175,285
MBIA, Inc.                                                                         1,691                                   101,392
MetLife, Inc.                                                                      8,741                                   340,899
Progressive Corp.                                                                  2,325                                   211,552
Prudential Financial, Inc.                                                         6,060                                   296,637
Safeco Corp.                                                                       1,529                                    74,111
St. Paul Companies, Inc.                                                           8,114                                   295,999
Torchmark Corp.                                                                    1,327                                    72,866
UnumProvident Corp.                                                                3,410                                    53,094
XL Capital Ltd. "A"                                                                1,475                                   111,156
                                                                                                                      ------------
                                                                                                                         5,390,844

Real Estate 0.5%
Apartment Investment & Management Co. "A" (REIT)                                   1,114                                    40,516
Equity Office Properties Trust (REIT)                                              4,634                                   127,203
Equity Residential (REIT)                                                          3,220                                   108,546
Plum Creek Timber Co., Inc. (REIT)                                                 2,086                                    77,182
ProLogis (REIT)                                                                    2,064                                    83,035
Simon Property Group, Inc. (REIT)                                                  2,774                                   172,210
                                                                                                                      ------------
                                                                                                                           608,692

Health Care 12.2%
Biotechnology 1.2%
Amgen, Inc.*                                                                      14,785                                   887,691
Applera Corp. - Applied Biosystems Group                                           2,331                                    47,786
Biogen Idec, Inc.*                                                                 3,952                                   231,903
Chiron Corp.*                                                                      2,233                                    72,729
Genzyme Corp. (General Division)*                                                  2,630                                   147,306
Gilead Sciences, Inc.*                                                             5,060                                   174,368
MedImmune, Inc.*                                                                   2,884                                    76,714
                                                                                                                      ------------
                                                                                                                         1,638,497

Health Care Equipment & Supplies 2.2%
Bausch & Lomb, Inc.                                                                  568                                    33,444
Baxter International, Inc.                                                         7,116                                   225,221
Becton, Dickinson & Co.                                                            2,940                                   161,053
Biomet, Inc.                                                                       2,973                                   142,317
Boston Scientific Corp.*                                                           9,881                                   343,958
C.R. Bard, Inc.                                                                    1,224                                    73,330
Fisher Scientific International, Inc.*                                             1,400                                    79,156
Guidant Corp.                                                                      3,577                                   231,897
Hospira, Inc.*                                                                     1,795                                    57,853
Medtronic, Inc.                                                                   14,242                                   684,328
Millipore Corp.*                                                                     529                                    25,773
PerkinElmer, Inc.                                                                  1,475                                    31,462
St. Jude Medical, Inc.*                                                            3,940                                   150,272
Stryker Corp.                                                                      4,626                                   203,498
Thermo Electron Corp.*                                                             1,896                                    57,354
Waters Corp.*                                                                      1,416                                    66,070
Zimmer Holdings, Inc.*                                                             3,022                                   246,595
                                                                                                                      ------------
                                                                                                                         2,813,581

Health Care Providers & Services 2.2%
Aetna, Inc.                                                                        1,762                                   208,815
AmerisourceBergen Corp.                                                            1,317                                    77,624
Anthem, Inc.*                                                                      1,599                                   162,027
Cardinal Health, Inc.                                                              5,016                                   262,236
Caremark Rx, Inc.*                                                                 5,341                                   190,994
CIGNA Corp.                                                                        1,628                                   113,993
Express Scripts, Inc.*                                                             1,041                                    74,910
HCA, Inc.                                                                          4,896                                   193,000
Health Management Associates, Inc. "A"                                             2,834                                    62,603
Humana, Inc.*                                                                      1,857                                    46,091
IMS Health, Inc.                                                                   2,796                                    63,106
Laboratory Corp. of America Holdings*                                              1,600                                    76,720
Manor Care, Inc.                                                                   1,069                                    36,827
McKesson Corp.                                                                     3,455                                   102,095
Medco Health Solutions, Inc.*                                                      3,130                                   118,064
Quest Diagnostics, Inc.                                                            1,223                                   114,656
Tenet Healthcare Corp.*                                                            5,439                                    59,013
UnitedHealth Group, Inc.                                                           7,682                                   636,454
WellPoint Health Networks, Inc.*                                                   1,781                                   222,803
                                                                                                                      ------------
                                                                                                                         2,822,031

Pharmaceuticals 6.6%
Abbott Laboratories                                                               18,051                                   757,420
Allergan, Inc.                                                                     1,523                                   111,941
Bristol-Myers Squibb Co.                                                          22,744                                   534,484
Eli Lilly & Co.                                                                   13,383                                   713,716
Forest Laboratories, Inc.*                                                         4,287                                   167,064
Johnson & Johnson                                                                 34,475                                 2,079,532
King Pharmaceuticals, Inc.*                                                        2,856                                    35,557
Merck & Co., Inc.                                                                 25,815                                   723,336
Mylan Laboratories, Inc.                                                           3,100                                    56,296
Pfizer, Inc.                                                                      87,792                                 2,437,984
Schering-Plough Corp.                                                             17,131                                   305,788
Watson Pharmaceuticals, Inc.*                                                      1,217                                    35,354
Wyeth                                                                             15,439                                   615,553
                                                                                                                      ------------
                                                                                                                         8,574,025

Industrials 11.7%
Aerospace & Defense 2.1%
Boeing Co.                                                                         9,933                                   532,111
General Dynamics Corp.                                                             2,249                                   243,702
Goodrich Corp.                                                                     1,375                                    43,656
Honeywell International, Inc.                                                     10,011                                   353,689
L-3 Communications Holdings, Inc.                                                  1,200                                    89,304
Lockheed Martin Corp.                                                              5,188                                   315,638
Northrop Grumman Corp.                                                             4,324                                   243,571
Raytheon Co.                                                                       4,945                                   199,481
Rockwell Collins, Inc.                                                             2,035                                    81,115
United Technologies Corp.                                                          5,987                                   584,211
                                                                                                                      ------------
                                                                                                                         2,686,478

Air Freight & Logistics 1.1%
FedEx Corp.                                                                        3,435                                   326,428
Ryder System, Inc.                                                                   703                                    37,709
United Parcel Service, Inc. "B"                                                   13,128                                 1,104,721
                                                                                                                      ------------
                                                                                                                         1,468,858

Airlines 0.1%
Delta Air Lines, Inc. (d)*                                                         1,422                                     9,911
Southwest Airlines Co.                                                             9,194                                   144,622
                                                                                                                      ------------
                                                                                                                           154,533

Building Products 0.2%
American Standard Companies, Inc.*                                                 2,449                                    95,364
Masco Corp.                                                                        5,105                                   180,053
                                                                                                                      ------------
                                                                                                                           275,417

Commercial Services & Supplies 1.0%
Allied Waste Industries, Inc.*                                                     3,776                                    34,324
Apollo Group, Inc. "A"*                                                            2,376                                   189,367
Avery Dennison Corp.                                                               1,298                                    76,141
Cendant Corp.                                                                     11,924                                   270,317
Cintas Corp.                                                                       1,954                                    87,383
Deluxe Corp.                                                                         548                                    21,668
Equifax, Inc.                                                                      1,608                                    44,413
H&R Block, Inc.                                                                    2,033                                    96,974
Monster Worldwide, Inc.*                                                           1,325                                    37,352
Pitney Bowes, Inc.                                                                 2,732                                   119,579
R.R. Donnelley & Sons Co.                                                          2,523                                    87,548
Robert Half International, Inc.                                                    1,956                                    52,871
Waste Management, Inc.                                                             6,753                                   201,307
                                                                                                                      ------------
                                                                                                                         1,319,244

Construction & Engineering 0.1%
Fluor Corp.                                                                          989                                    51,329
                                                                                                                      ------------
Electrical Equipment 0.4%
American Power Conversion Corp.                                                    2,253                                    47,628
Cooper Industries, Ltd. "A"                                                        1,098                                    72,808
Emerson Electric Co.                                                               4,872                                   325,547
Power-One, Inc.*                                                                   1,003                                     9,218
Rockwell Automation, Inc.                                                          2,127                                   100,607
                                                                                                                      ------------
                                                                                                                           555,808

Industrial Conglomerates 4.6%
3M Co.                                                                             9,096                                   723,951
General Electric Co.                                                             122,961                                 4,347,901
Textron, Inc.                                                                      1,567                                   113,796
Tyco International Ltd.                                                           23,282                                   790,889
                                                                                                                      ------------
                                                                                                                         5,976,537

Machinery 1.5%
Caterpillar, Inc.                                                                  3,965                                   362,996
Crane Co.                                                                            644                                    19,488
Cummins, Inc.                                                                        464                                    36,944
Danaher Corp.                                                                      3,536                                   201,128
Deere & Co.                                                                        2,896                                   207,730
Dover Corp.                                                                        2,313                                    93,561
Eaton Corp.                                                                        1,748                                   117,815
Illinois Tool Works, Inc.                                                          3,540                                   333,574
Ingersoll-Rand Co. "A"                                                             2,001                                   148,914
ITT Industries, Inc.                                                               1,109                                    94,398
Navistar International Corp.*                                                        747                                    30,739
PACCAR, Inc.                                                                       2,192                                   171,195
Pall Corp.                                                                         1,507                                    40,825
Parker-Hannifin Corp.                                                              1,398                                   104,570
                                                                                                                      ------------
                                                                                                                         1,963,877

Road & Rail 0.5%
Burlington Northern Santa Fe Corp.                                                 4,433                                   199,662
CSX Corp.                                                                          2,520                                    96,088
Norfolk Southern Corp.                                                             4,639                                   159,257
Union Pacific Corp.                                                                3,005                                   190,637
                                                                                                                      ------------
                                                                                                                           645,644

Trading Companies & Distributors 0.1%
W.W. Grainger, Inc.                                                                1,017                                    62,912
                                                                                                                      ------------
Information Technology 15.9%
Communications Equipment 2.7%
ADC Telecommunications, Inc.*                                                      8,563                                    20,123
Andrew Corp.*                                                                      2,222                                    31,552
Avaya, Inc.*                                                                       5,703                                    93,643
CIENA Corp.*                                                                       8,049                                    20,525
Cisco Systems, Inc.*                                                              78,410                                 1,467,051
Comverse Technologies, Inc.*                                                       2,191                                    46,603
Corning, Inc.*                                                                    16,113                                   202,702
JDS Uniphase Corp.*                                                               16,789                                    53,221
Lucent Technologies, Inc.*                                                        50,348                                   197,868
Motorola, Inc.                                                                    27,476                                   529,188
QUALCOMM, Inc.                                                                    18,858                                   784,870
Scientific-Atlanta, Inc.                                                           1,754                                    51,953
Tellabs, Inc.*                                                                     5,503                                    47,051
                                                                                                                      ------------
                                                                                                                         3,546,350

Computers & Peripherals 3.9%
Apple Computer, Inc.*                                                              4,508                                   302,261
Dell, Inc.*                                                                       29,231                                 1,184,440
EMC Corp.*                                                                        28,119                                   377,357
Gateway, Inc.*                                                                     4,360                                    29,692
Hewlett-Packard Co.                                                               35,374                                   707,480
International Business Machines Corp.                                             19,491                                 1,836,832
Lexmark International, Inc. "A"*                                                   1,493                                   126,756
NCR Corp.*                                                                         1,126                                    67,256
Network Appliance, Inc.*                                                           3,941                                   118,860
QLogic Corp.*                                                                      1,227                                    42,196
Sun Microsystems, Inc.*                                                           39,734                                   220,524
                                                                                                                      ------------
                                                                                                                         5,013,654

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc.*                                                        5,555                                   127,154
Jabil Circuit, Inc.*                                                               2,268                                    56,836
Molex, Inc.                                                                        2,164                                    59,661
Sanmina-SCI Corp.*                                                                 6,125                                    54,084
Solectron Corp.*                                                                  10,268                                    64,175
Symbol Technologies, Inc.                                                          2,707                                    41,038
Tektronix, Inc.                                                                    1,019                                    31,966
                                                                                                                      ------------
                                                                                                                           434,914

Internet Software & Services 0.5%
Yahoo!, Inc.*                                                                     15,722                                   591,462
                                                                                                                      ------------
IT Consulting & Services 1.2%
Affiliated Computer Services, Inc. "A"*                                            1,575                                    93,208
Automatic Data Processing, Inc.                                                    6,795                                   309,376
Computer Sciences Corp.*                                                           2,134                                   115,449
Convergys Corp.*                                                                   1,653                                    24,580
Electronic Data Systems Corp.                                                      5,608                                   125,900
First Data Corp.                                                                  10,122                                   415,913
Fiserv, Inc.*                                                                      2,210                                    85,107
Paychex, Inc.                                                                      4,593                                   152,304
Sabre Holdings Corp.                                                               1,513                                    34,920
SunGard Data Systems, Inc.*                                                        3,415                                    90,532
Unisys Corp.*                                                                      3,897                                    44,777
                                                                                                                      ------------
                                                                                                                         1,492,066

Office Electronics 0.1%
Xerox Corp.*                                                                       9,248                                   141,679
                                                                                                                      ------------
Semiconductors & Semiconductor Equipment 2.9%
Advanced Micro Devices, Inc.*                                                      4,079                                    86,801
Altera Corp.*                                                                      4,406                                    99,928
Analog Devices, Inc.                                                               4,352                                   160,806
Applied Materials, Inc.*                                                          19,529                                   324,963
Applied Micro Circuits Corp.*                                                      3,569                                    13,134
Broadcom Corp. "A"*                                                                3,583                                   116,519
Intel Corp.                                                                       75,095                                 1,678,373
KLA-Tencor Corp.*                                                                  2,328                                   104,900
Linear Technology Corp.                                                            3,585                                   136,804
LSI Logic Corp.*                                                                   4,509                                    23,853
Maxim Integrated Products, Inc.                                                    3,756                                   153,846
Micron Technology, Inc.*                                                           7,106                                    78,734
National Semiconductor Corp.*                                                      4,060                                    62,768
Novellus Systems, Inc.*                                                            1,762                                    47,468
NVIDIA Corp.*                                                                      2,058                                    39,369
PMC-Sierra, Inc.*                                                                  2,573                                    28,406
Teradyne, Inc.*                                                                    2,174                                    37,088
Texas Instruments, Inc.                                                           20,081                                   485,559
Xilinx, Inc.                                                                       3,938                                   122,944
                                                                                                                      ------------
                                                                                                                         3,802,263

Software 4.3%
Adobe Systems, Inc.                                                                2,798                                   169,447
Autodesk, Inc.                                                                     1,423                                    93,079
BMC Software, Inc.*                                                                2,664                                    49,497
Citrix Systems, Inc.*                                                              1,879                                    44,363
Computer Associates International, Inc.                                            6,838                                   208,764
Compuware Corp.*                                                                   4,568                                    26,358
Electronic Arts, Inc.*                                                             3,541                                   173,155
Intuit, Inc.*                                                                      2,305                                    96,441
Mercury Interactive Corp.*                                                         1,189                                    54,230
Microsoft Corp.                                                                  126,226                                 3,384,119
Novell, Inc.*                                                                      5,181                                    31,604
Oracle Corp.*                                                                     60,324                                   763,702
Parametric Technology Corp.*                                                       2,178                                    12,741
PeopleSoft, Inc.*                                                                  4,197                                    99,091
Siebel Systems, Inc.*                                                              5,875                                    59,220
Symantec Corp.*                                                                    3,700                                   236,097
VERITAS Software Corp.*                                                            4,845                                   106,106
                                                                                                                      ------------
                                                                                                                         5,608,014

Materials 3.1%
Chemicals 1.6%
Air Products & Chemicals, Inc.                                                     2,664                                   152,514
Dow Chemical Co.                                                                  11,003                                   555,321
E.I. du Pont de Nemours & Co.                                                     11,818                                   535,592
Eastman Chemical Co.                                                                 939                                    51,063
Ecolab, Inc.                                                                       2,989                                   104,555
Engelhard Corp.                                                                    1,460                                    43,639
Great Lakes Chemical Corp.                                                           549                                    16,086
Hercules, Inc.*                                                                    1,302                                    19,400
International Flavors & Fragrances, Inc.                                           1,115                                    45,158
Monsanto Co.                                                                       3,079                                   141,696
PPG Industries, Inc.                                                               1,956                                   131,971
Praxair, Inc.                                                                      3,725                                   167,252
Rohm & Haas Co.                                                                    2,614                                   115,251
Sigma-Aldrich Corp.                                                                  752                                    44,917
                                                                                                                      ------------
                                                                                                                         2,124,415

Construction Materials 0.0%
Vulcan Materials Co.                                                               1,203                                    62,376
                                                                                                                      ------------
Containers & Packaging 0.2%
Ball Corp.                                                                         1,222                                    54,660
Bemis Co., Inc.                                                                    1,252                                    34,856
Pactiv Corp.*                                                                      1,846                                    45,873
Sealed Air Corp.*                                                                  1,021                                    52,489
Temple-Inland, Inc.                                                                  593                                    35,337
                                                                                                                      ------------
                                                                                                                           223,215

Metals & Mining 0.8%
Alcoa, Inc.                                                                       10,235                                   347,785
Allegheny Technologies, Inc.                                                         974                                    21,428
Freeport-McMoRan Copper & Gold, Inc. "B"                                           1,966                                    76,929
Newmont Mining Corp.                                                               5,277                                   249,866
Nucor Corp.                                                                        1,698                                    89,824
Phelps Dodge Corp.                                                                 1,106                                   107,426
United States Steel Corp.                                                          1,527                                    79,954
Worthington Industries, Inc.                                                       1,037                                    22,306
                                                                                                                      ------------
                                                                                                                           995,518

Paper & Forest Products 0.5%
Georgia-Pacific Corp.                                                              2,950                                   107,999
International Paper Co.                                                            5,609                                   232,886
Louisiana-Pacific Corp.                                                            1,248                                    30,539
MeadWestvaco Corp.                                                                 2,280                                    76,722
Weyerhaeuser Co.                                                                   2,883                                   190,278
                                                                                                                      ------------
                                                                                                                           638,424

Telecommunication Services 3.2%
Diversified Telecommunication Services 2.9%
ALLTEL Corp.                                                                       3,583                                   203,120
AT&T Corp.                                                                         9,142                                   167,299
BellSouth Corp.                                                                   21,256                                   570,086
CenturyTel, Inc.                                                                   1,663                                    54,746
Citizens Communications Co.                                                        3,300                                    47,190
Qwest Communications International, Inc.*                                         20,281                                    81,124
SBC Communications, Inc.                                                          39,088                                   983,845
Sprint Corp.                                                                      16,936                                   386,310
Verizon Communications, Inc.                                                      32,139                                 1,325,091
                                                                                                                      ------------
                                                                                                                         3,818,811

Wireless Telecommunication Services 0.3%
Nextel Communications, Inc. "A"*                                                  12,820                                   364,857
                                                                                                                      ------------
Utilities 2.9%
Electric Utilities 2.0%
Allegheny Energy, Inc.*                                                            1,527                                    29,227
Ameren Corp.                                                                       2,072                                   100,326
American Electric Power Co.                                                        4,582                                   156,567
CenterPoint Energy, Inc.                                                           3,618                                    40,377
Cinergy Corp.                                                                      2,031                                    84,063
Consolidated Edison, Inc.                                                          2,650                                   116,203
DTE Energy Co.                                                                     1,931                                    84,732
Edison International                                                               3,832                                   122,241
Entergy Corp.                                                                      2,881                                   186,746
Exelon Corp.                                                                       7,638                                   318,581
FirstEnergy Corp.                                                                  3,776                                   159,460
FPL Group, Inc.                                                                    2,099                                   147,623
PG&E Corp.*                                                                        4,842                                   161,045
Pinnacle West Capital Corp.                                                        1,100                                    48,620
PPL Corp.                                                                          2,022                                   105,043
Progress Energy, Inc.                                                              2,857                                   125,451
Southern Co.                                                                       8,524                                   279,502
TECO Energy, Inc.                                                                  2,179                                    32,598
TXU Corp.                                                                          3,686                                   231,555
Xcel Energy, Inc.                                                                  4,724                                    85,315
                                                                                                                      ------------
                                                                                                                         2,615,275

Gas Utilities 0.1%
KeySpan Corp.                                                                      1,824                                    72,085
Nicor, Inc.                                                                          477                                    17,601
NiSource, Inc.                                                                     3,145                                    68,530
Peoples Energy Corp.                                                                 404                                    18,026
                                                                                                                      ------------
                                                                                                                           176,242

Multi-Utilities 0.8%
AES Corp.*                                                                         7,251                                    88,752
Calpine Corp.*                                                                     7,580                                    29,410
CMS Energy Corp.*                                                                  1,847                                    18,839
Constellation Energy Group, Inc.                                                   1,914                                    83,642
Dominion Resources, Inc.                                                           3,917                                   256,446
Duke Energy Corp.                                                                 10,739                                   271,482
Dynegy, Inc. "A"*                                                                  3,927                                    22,188
Public Service Enterprise Group, Inc.                                              2,761                                   121,456
Sempra Energy                                                                      2,663                                    98,478
                                                                                                                      ------------
                                                                                                                           990,693


Total Common Stocks (Cost $115,203,995)                                                                                126,986,734
                                                                                                                      ------------
                                                                               Principal
                                                                               Amount ($)                                 Value ($)
                                                                               ----------                                 ---------

US Government Backed 0.1%
US Treasury Bill, 2.08%**, 12/23/2004 (a)
(Cost $178,871)                                                                  180,000                                   179,780
                                                                                                                      ------------

                                                                                  Shares                                  Value ($)
                                                                                  ------                                  ---------

Securities Lending Collateral 0.0%
Daily Assets Fund Institutional, 2.01% (c)(e)
(Cost $8,640)                                                                      8,640                                     8,640
                                                                                                                      ------------
Cash Equivalents 1.7%
Scudder Cash Management QP Trust, 1.97% (b)
(Cost $2,193,195)                                                              2,193,195                                 2,193,195
                                                                                                                      ------------

                                                                                    % of
                                                                              Net Assets                                  Value ($)
                                                                              ----------                                  ---------

Total Investment Portfolio  (Cost $117,584,701)                                     99.5                               129,368,349
Other Assets and Liabilities, Net                                                    0.5                                   595,605
                                                                                                                      ------------
Net Assets                                                                         100.0                               129,963,954
                                                                                                                      ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

(a) At November 30, 2004, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(b) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) All or a portion of these securities were on loan. The value of all securities loaned at November 30, 2004 amounted to $8,388, which is 0.01% of total net assets.

(e) Represents collateral held in connection with securities lending.

At November 30, 2004, open futures contracts purchased were as follows:


                                                               Aggregate                                Unrealized
Futures            Expiration Date          Contracts        Face Value ($)          Value           Appreciation ($)
---------------------------------------------------------------------------------------------------------------------------
S&P 500 Index             12/16/2004            10             2,838,798           2,935,250              96,452
---------------------------------------------------------------------------------------------------------------------------


REIT: Real Estate Investment Trust

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder S&P 500 Stock Fund


By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               January 11, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder S&P 500 Stock Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               January 11, 2004



By:                                 /s/Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               January 11, 2004